Document Entity Information Statement	12 Months Ended
Sep. 30, 2018 shares
Document Information [Abstract]
Entity Registrant Name	Autolus Therapeutics plc
Entity Central Index Key	0001730463
Document Type	20-F
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	40,146,182